Shareholders’ Equity (Deficit) (Details) - Schedule of warrant activity - Warrant [Member] - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of Common Stock Warrants, Outstanding		200,000
Weighted average exercise price, Outstanding (in Dollars per share)		$ 1.25
Weighted average life (years), Outstanding
Number of Common Stock Warrants, Granted		2,882,278	200,000
Weighted average exercise price, Granted (in Dollars per share)		$ 2.39	$ 1.25
Weighted average life (years), Granted		3 years 2 months 12 days	5 years
Number of Common Stock Warrants, Exercised		(180,000)
Weighted average exercise price, Exercised (in Dollars per share)		$ 1.25
Weighted average life (years), Exercised
Number of Common Stock Warrants, Canceled		(230,000)
Weighted average exercise price, Canceled (in Dollars per share)		$ 1.25
Weighted average life (years), Canceled
Number of Common Stock Warrants, Outstanding		2,632,278	200,000
Weighted average exercise price, Outstanding (in Dollars per share)		$ 2.50	$ 1.25
Weighted average life (years), Outstanding		2 years 9 months 3 days	4 years 3 months 3 days
Intrinsic value of Warrants, Outstanding
Number of Common Stock Warrants, Exercisable		2,632,278
Weighted average exercise price, Exercisable (in Dollars per share)		$ 2.50
Weighted average life (years), Exercisable		2 years 9 months 3 days
Intrinsic value of Warrants, Exercisable (in Dollars)